Offerings	Mar. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share, 2021 Equity Incentive Plan
Amount Registered | shares	1,342,990
Proposed Maximum Offering Price per Unit	14.72
Maximum Aggregate Offering Price	$ 19,768,812.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,730.07
Offering Note	A. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, $0.001 par value per share ("Common Stock") of NeuroPace, Inc. (the "Registrant") that become issuable under the Registrant's 2021 Equity Incentive Plan (the "2021 Plan") and the Registrant's 2021 Employee Stock Purchase Plan (the "2021 ESPP") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's Common Stock, as applicable. B. The proposed maximum offering price per unit is estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $14.72 per share of Common Stock, which represents the average of the high and low prices of the Registrant's Common Stock as reported on The Nasdaq Stock Market LLC on February 27, 2026. C. The amount registered represents 1,342,990 additional shares of the Registrant's Common Stock that were added to the shares authorized for issuance under the 2021 Plan pursuant to an annual "evergreen" increase provision contained in the 2021 Plan. Pursuant to such provision, the number of shares reserved for issuance under the 2021 Plan will increase on the first day of each calendar year, starting on January 1, 2022 and continuing through January 1, 2031, by the lesser of (a) 5% of the total number of shares of the Registrant's Common Stock outstanding on December 31st of the immediately preceding calendar year and (b) a number of shares determined by the Registrant's board of directors.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share, 2021 Employee Stock Purchase Plan
Amount Registered | shares	335,747
Proposed Maximum Offering Price per Unit	12.52
Maximum Aggregate Offering Price	$ 4,203,552.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 580.51
Offering Note	A. See Note 1A. B. The proposed maximum offering price per unit is estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $12.52 per share of Common Stock, which represents the average of the high and low prices of the Registrant's Common Stock as reported on The Nasdaq Stock Market LLC on February 27, 2026, multiplied by 85%, which is the percentage of the price per share applicable to shares issued under the 2021 ESPP. C. The amount registered represents 335,747 additional shares of the Registrant's Common Stock that were added to the shares authorized for issuance under the 2021 ESPP pursuant to an annual "evergreen" increase provision contained in the 2021 ESPP. Pursuant to such provision, the number of shares reserved for issuance under the 2021 ESPP will increase on the first day of each calendar year, starting on January 1, 2022 and continuing through January 1, 2031, by the lesser of (a) 1% of the total number of shares of the Registrant's Common Stock outstanding on December 31st of the immediately preceding calendar year, (b) 1,160,000 and (c) a number of shares determined by the Registrant's board of directors.